Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Jan. 24, 2025	Jan. 23, 2025	Dec. 31, 2024	Oct. 20, 2022	Oct. 19, 2022
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001
Preferred Stock, Shares Authorized		10,000,000		10,000,000
Preferred Stock, Shares Outstanding				0
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized		100,000,000	4,500,000,000	100,000,000	4,500,000,000	600,000,000
Common Stock, Shares, Outstanding	3,142,371			2,586,982